CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2022
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and contract assets. The Group expects that there is no significant credit risk associated with cash and cash equivalents, restricted cash and short-term investments, which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, the VIEs and the subsidiaries of VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

3.	CONCENTRATION OF RISKS (Continued)

Accounts receivable and contract assets are typically unsecured and are derived from revenues earned from reputable customers. As of December 31, 2021, the Group had two customers, with receivable balances exceeding 10% of the total accounts receivable balances. As of December 31, 2022, the Group had one customer accounted for more than 10% of the total accounts receivable balances. As of December 31, 2021, the Group had one customer, with a contract asset balance exceeding 10% of the total contract assets balances. As of December 31, 2022, the Group had two customers, with contract assets balances exceeding 10% of the total contract assets balances. The risks with respect to accounts receivable and contract assets are mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Business, customer, political, social and economic risks

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to existing competitors; and new trends in new technologies and industry standards; control of telecommunication infrastructures by local regulators and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the mainland China.

Revenue from three customers accounted for 10%, 28% and 15%, respectively, of total revenues during the year ended December 31, 2020. Revenue from two customers accounted for 22% and 13%, respectively, of total revenues during the year ended December 31, 2021. Revenue from two customers accounted for 20% and 11%, respectively, of total revenues during the year ended December 31, 2022.

Currency convertibility risk

The Group transacts a majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the mainland China government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the mainland China foreign exchange trading system market.

The Group has not made any foreign currency payments that are subject to approval by the PBOC or other institutions during the periods presented. While the Group’s mainland China subsidiaries, VIEs and subsidiaries of the VIEs have not converted cash and cash equivalents in RMB to a foreign currency for the periods presented, they plan to convert in the future to repay the amounts due to the Company’s subsidiary.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollar, there was appreciation of approximately 6.3% and 2.3% during the years ended December 31, 2020 and 2021, and depreciation of approximately 8.2% during the year ended December 31, 2022, respectively. It is difficult to predict how market forces or mainland China or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

3.	CONCENTRATION OF RISKS (Continued)

To the extent that the Group needs to convert the U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against the U.S. dollar would have an adverse effect on the RMB amount the Group would receive from the conversion. Conversely, if the Group decides to convert RMB into the U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of the U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Group. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Group’s earnings or losses.